AMERICAN GROWTH FUND Series One Average Annual Total Returns - AMERICAN GROWTH FUND Series One	12 Months Ended	60 Months Ended	132 Months Ended
	Dec. 31, 2023	Dec. 21, 2023	Dec. 31, 2023
SERIES ONE CLASS A
Prospectus [Line Items]
Average Annual Return, Percent	16.74%	11.43%	7.32%
SERIES ONE CLASS B
Prospectus [Line Items]
Average Annual Return, Percent	17.92%	9.45%	6.74%
SERIES ONE CLASS C
Prospectus [Line Items]
Average Annual Return, Percent	22.85%	11.84%	7.48%
SERIES ONE CLASS D
Prospectus [Line Items]
Average Annual Return, Percent	17.17%	11.89%	7.68%
SERIES ONE CLASS D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.41%	10.50%	7.04%
SERIES ONE CLASS D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.59%	9.56%	6.38%